Property, Plant and Equipment (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019		Jul. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment in accounts payable and accrued liabilities	$ 20,521		$ 3,920
Inventory capitalized depreciation costs	$ 4,825
Average annual interest rate	3.20%
Contractual commitments for remaining leasehold improvements	$ 33,455		40,471
Depreciation of property, plant and equipment	1,747	[1]	896
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs	$ 511		$ 994

[1]	Restated